Fresh Start Accounting - Consolidated Balance Sheet (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Feb. 11, 2016	Feb. 10, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 240,502	$ 249,046	$ 249,046
Restricted cash	1,000	0
Trade receivables	28,150	74,297
Inventory	46,371	44,242
Prepaid expenses and other current assets	17,127	16,511
Total current assets	333,150	384,096
Property and equipment
Property and equipment	898,316	891,135
Property and equipment, net	868,038	891,135
Other assets
Other assets	10,815	10,053
Total other assets	10,815	10,053
Total assets	1,212,003	1,285,284
Current liabilities
Accounts payable	34,639	34,547
Accrued liabilities	15,619	44,307
Current maturities of long-term debt	1,430	1,430
Total current liabilities	51,688	80,284
Long-term debt	839,831	818,525
Other long-term liabilities	11,269	12,497
Commitments and contingencies
Shareholders' equity
Common shares value	5	5
Additional paid-in capital	373,972	373,973
Accumulated deficit	(64,762)
Total VDI shareholders' equity	309,215	373,978
Total equity	309,215	373,978
Total liabilities and equity	$ 1,212,003	1,285,284
Predecessor
Current assets
Cash and cash equivalents			249,046	$ 203,420	$ 28,838	$ 75,801	$ 50,326	$ 487,232
Restricted cash			0
Trade receivables			74,297	70,722		151,625
Inventory			64,272	64,495		65,893
Prepaid expenses and other current assets			16,511	22,106		25,893
Total current assets			337,251	360,743		319,212
Property and equipment
Property and equipment			3,480,890	3,481,006		3,439,242
Accumulated depreciation			(543,315)
Property and equipment, net			2,937,575	2,948,387		3,032,568
Other assets
Other assets			21,963	23,050		72,091
Total other assets			21,963	23,050		72,091
Total assets			3,296,789	3,332,180		3,423,871
Current liabilities
Accounts payable			34,547	49,437		214,685
Accrued liabilities			44,307	21,702		73,195
Current maturities of long-term debt			0			53,500
VDC note payable			62,627	61,477
Total current liabilities			141,481	132,616		341,380
Long-term debt						2,497,103
Other long-term liabilities			30,645	33,097		83,982
Liabilities subject to compromise			2,694,456
Commitments and contingencies
Shareholders' equity
Additional paid-in capital			595,119	595,119		646,270
Accumulated deficit			(179,198)	(138,363)		(155,581)
Total VDI shareholders' equity			415,921	456,756		490,689
Noncontrolling interests			14,286	15,255		10,717
Total equity			430,207	472,011		501,406	$ 409,288	$ 457,125
Total liabilities and equity			3,296,789	$ 3,332,180		$ 3,423,871
Reorganization under Chapter 11 | Predecessor
Current assets
Cash and cash equivalents			$ 182,171
Reorganization Adjustments
Current assets
Cash and cash equivalents		66,875
Restricted cash		0
Total current assets		66,875
Other assets
Total assets		66,875
Current liabilities
Current maturities of long-term debt		1,430
VDC note payable		(62,627)
Total current liabilities		(61,197)
Long-term debt		818,525
Liabilities subject to compromise		(2,694,456)
Commitments and contingencies
Shareholders' equity
Common shares value		5
Additional paid-in capital		373,973
Accumulated deficit		2,239,430
Total VDI shareholders' equity		2,018,289
Noncontrolling interests		(14,286)
Total equity		2,004,003
Total liabilities and equity		66,875
Reorganization Adjustments | Predecessor
Shareholders' equity
Additional paid-in capital		(595,119)
Fresh Start Adjustments
Current assets
Restricted cash		0
Inventory		(20,030)
Total current assets		(20,030)
Property and equipment
Property and equipment		(2,589,755)
Accumulated depreciation		543,315
Property and equipment, net		(2,046,440)
Other assets
Other assets		(11,910)
Total other assets		(11,910)
Total assets		(2,078,380)
Current liabilities
Other long-term liabilities		(18,148)
Commitments and contingencies
Shareholders' equity
Accumulated deficit		(2,060,232)
Total VDI shareholders' equity		(2,060,232)
Total equity		(2,060,232)
Total liabilities and equity		$ (2,078,380)